Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Other Assets
Other assets include the following:

(In US$ millions)	2018	2017
Reimbursable amounts due from customers	$2.9	$3.6
Mobilization revenue receivables	47.9	73.8
Intangible asset - Favorable contracts to be amortized	85.5	130.6
Prepaid expenses	12.1	8.5
Deferred mobilization costs	12.6	0.3
Interest rate swap agreements	9.9	—
Other	2.3	3.5
Total other assets	$173.2	$220.3

Other assets are presented in our Consolidated Balance Sheet as follows:

(In US$ millions)	2018	2017
Other current assets	110.6	86.8
Other non-current assets	62.6	133.5
Total other assets	$173.2	$220.3

Favorable Contracts
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' in the Consolidated Balance Sheets were as follows:

	2018			2017
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	$357.3	$(226.7)	$130.6	$357.3	$(152.3)	$205.0
Amortization of favorable contracts	—	(45.1)	(45.1)	—	(74.4)	(74.4)
Balance at end of period	$357.3	$(271.8)	$85.5	$357.3	$(226.7)	$130.6

Amortization of Favorable Contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2019	2020	2021	2022	2023	Total
Amortization of favorable contracts	$45.1	$40.4	$—	$—	$—	$85.5